Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2017
Provision for credit losses
in	2017	2016	2015
Provision for credit losses (CHF million)
Provision for loan losses	190	249	295
Provision for lending-related and other exposures	20	3	29
Provision for credit losses	210	252	324

Bank
Provision for credit losses
in	2017	2016	2015
Provision for credit losses (CHF million)
Provision for loan losses	190	249	295
Provision for lending-related and other exposures	20	3	29
Provision for credit losses	210	252	324